REVENUE	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
REVENUE

10.REVENUE

Disaggregation of revenue

The Company believes that the disaggregation based on the reportable segments best depicts how the nature, amount, timing and uncertainty of our revenues and cash flows are affected by industry, market, and other factors. As described above in Note 2, the Company has two reportable segments, Travel Marketplace and SAAS Platform.

	Year Ended
	December 31,
	2022	2021
Revenue from Travel Marketplace	$157,473	$92,038
Revenue from SAAS Platform	2,011	1,156
	$159,484	$93,194

Contract balances

The timing of revenue recognition, billing, and cash collection results in the recognition of accounts receivable, contract assets and contract liabilities on the Consolidated Balance Sheets.

Contract assets include unbilled amounts resulting from contracts in which revenue is estimated and accrued based upon measurable performance targets defined at contract inception and in which the related performance obligation is satisfied..

Contract liabilities, discussed below, are referenced as “deferred revenue” on the Consolidated Balance Sheets and disclosures. Cash received that are contingent upon the satisfaction of performance obligations are accounted for as deferred revenue. Deferred revenue primarily relates to advances received from GDS service providers for bookings of airline tickets in future.

The opening and closing balances of accounts receivable, contract assets and deferred revenue are as follows:

	Accounts	Contract	Deferred
	Receivable	Asset	Revenue
Ending Balance as of December 31, 2020	$5,355	$4,420	$(23,404)
Increase/(decrease), net	4,823	(485)	2,666
Ending Balance as of December 31, 2021	10,178	3,935	(20,738)
Increase/(decrease), net	11,555	1,859	254
Ending Balance as of December 31, 2022	$21,733	$5,794	$(20,484)

During the year ended December 31, 2022, the Company recognized revenue of $4,047 from the deferred revenue balance as of December 31, 2021.

During the year ended December 31, 2021, the Company recognized revenue of $2,981 from the deferred revenue balance as of December 31, 2020.

During the year 2021, the Company reclassified a liability with another GDS service provider related to the segment shortfall fee from ‘Accrued expenses’ to ‘Other long-term liabilities’, as the Company expects to fulfil the obligation subject to the amended contract terms and conditions. The balance was $1,111 as of December 31, 2022 and 2021.

During the year 2022, the Company modified its agreement with a select GDS service providers. Pursuant to this modification, the shortfall fees of $2,697 have been recognized to Deferred Revenue.